Offerings	Sep. 16, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.350% Senior Notes due 2030
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.99931
Maximum Aggregate Offering Price	$ 649,551,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 95,873.8
Offering Note	(1) The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Senior Notes due 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99608
Maximum Aggregate Offering Price	$ 498,040,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,510.7
Offering Note	(1) The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Senior Notes due 2034
Amount Registered | shares	850,000,000
Proposed Maximum Offering Price per Unit	0.99755
Maximum Aggregate Offering Price	$ 847,917,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 125,152.62
Offering Note	(1) The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.